INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES

Note 4—INVENTORIES

	As of December 31,
	2013	2014
	RMB	RMB	US$
Media products	1,592,989	1,996,795	321,825
General merchandise	157,740	194,047	31,275
Packing materials and others	10,175	10,328	1,664
	1,760,904	2,201,170	354,764